EASTERN POINT ADVISORS FUNDS TRUST
                           RISING DIVIDEND GROWTH FUND

                         Supplement dated April 4, 2005
                      to Prospectus dated February 1, 2005


The following information supplements the information contained in the Prospectus.


1.   Class C Shares

     Effective as of the date of this Supplement, Class C shares of the Rising Dividend Growth Fund ("Fund") are now available for sale. The following information with respect to the Class C shares is added to the Prospectus.

         (a)      Fees and Expenses of the Fund


------------------------------------------------------- ------------------------
                                                        Class C Shares
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------------------------------------------------------- ------------------------
Shareholder Fees:
    (fees paid directly from your investment)
------------------------------------------------------- ------------------------
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Maximum Sales Charge (Load) Imposed on Purchases        None
    (as a percentage of offering price)
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Redemption Fee                                          1.00%
    (as a percentage of amount redeemed)(1)
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Annual Fund Operating Expenses:
    (expenses deducted from Fund assets)
------------------------------------------------------- ------------------------
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Management Fees(2)                                      0.75%
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------------------------------------------------------- ------------------------
Distribution and Service (12b-1) Fees(3)                1.00%
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Other Expenses                                          1.05%
                                                        -----
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Total Annual Fund Operating Expenses(4)(5)              2.80%
------------------------------------------------------- ------------------------

(1) The 1.00% redemption fee for Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

(2) Management Fees will be 0.75% of the first $1 billion of Fund assets, 0.60% on the next $2 billion of Fund assets, and 0.50% on Fund assets in excess of $3 billion.

(3) Includes an annual distribution fee of 0.75% and an annual service fee of 0.25% of the Class C Shares' average daily net assets.

(4) The Advisor has undertaken to voluntarily waive fees and/or reimburse expenses so that net Total Annual Fund Expenses do not exceed 2.75% for Class C shares. This voluntary action by the Advisor may be discontinued at any time on 60 days' notice.

The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Reimbursement Agreement which is described further under "Management Fees" in the Prospectus.

(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated; o you redeem all of your shares at the end of each time period; o your investment has a 5% return each year; o all distributions are reinvested; and o the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 year                3 years              5 years               10 years
                        ------                -------              -------               --------
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Class C                 $  383                $  868               $1,479                $3,128
----------------------- --------------------- -------------------- --------------------- --------------------

You would pay the following expenses if you did not redeem your shares:

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 year                3 years              5 years               10 years
                        ------                -------              -------               --------
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
Class C                 $  283                $  868               $1,479                $3,128
----------------------- --------------------- -------------------- --------------------- --------------------


         (b)      Your Account

Investing in the Fund

The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame. This Supplement contains information with respect to Class C Shares. Information with respect to Class A Shares is contained in the Prospectus.

Choosing a Share Class

Class C Shares

Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund.

o Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.75% are annual distribution fees and 0.25% are service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class C Shares 12b-1 plan that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


         (c)      Redemption Fees

To discourage short-term trading, purchases of Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions, or involuntarily redeemed shares.

2. "Additional Information on Buying and Selling Fund Shares - Market Timing Policies and Procedures"

This section of the Prospectus is replaced in its entirety by the following:

         Market Timing Policies

         Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Fund shares include:

         o  Dilution in the value of Fund shares held by long-term investors

         o  Interference with efficient management of the Fund's portfolio

         o  Increased brokerage and administrative costs

         o To the extent the Fund invests in foreign securities, the risk that the Fund is more susceptible to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets.

         The Board of Trustees of the Trust has adopted a policy designed to discourage frequent purchases and redemptions by shareholders.

         The Fund reserves the right to impose the following restrictions if it determines that there have been market timing activities:

         o  Modification of the current redemption fee;

         o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

         o Suspension or termination of a shareholder's right to purchase or exchange shares of the Fund;

         o Shareholders who exceed, or are suspected of exceeding, the restrictions listed above may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases of Fund shares to determine that such activity is not harmful to a Fund.

         Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above will be imposed.

         The Fund, through its service providers, including the Advisor, applies these policies with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

         Exceptions to Restrictions on Frequent Purchase and Redemption Policy:

         Notwithstanding the policy set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

         o  Systematic Withdrawal Plan
         o  National emergency
         o  Market volatility
         o Accounts held by certain retirement plans (such as 401(k) plans) which allow for frequent purchases and redemptions.